Commitments and Contingencies (Details) - Schedule of maturities of lease liabilities	Dec. 31, 2020 USD ($)
Schedule of maturities of lease liabilities [Abstract]
2021	$ 62,801
2022 and thereafter
Total lease payments	62,801
Less: imputed interest	(641)
Present value of lease liabilities	$ 62,160